Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Refinitiv [member]
Disclosure of associates [line items]
Percentage of voting equity interests	45.00%	45.00%